Schedule of Investments
March 31, 2022 (unaudited)
Mathew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.63%

Air Courier Services - 9.33%
FedEx Corp.	137,000	31,700,430

Agricultural Production-Crops - 0.48%
Cortvea, Inc.	28,000	1,609,440

Business Services - 1.11%
MasterCard, Inc. Class A	10,500	3,752,490
The Depository Trust & Clearing Corp. (2) (4)	0.1	4,087

		3,756,577

Carpets & Rugs - 3.94%
Interface, Inc.	986,000	13,380,020

Electronic Computers - 4.88%
Apple, Inc.	95,000	16,587,950

Federal & Federally - Sponsored Credit Agencies - 5.90%
Federal Agricultural Mortgage Corp. Class A	77,239	8,221,319
Federal Agricultural Mortgage Corp. Class C	109,000	11,824,320

		20,045,639

Fire, Marine & Casualty Insurance - 5.45%
Berkshire Hathaway, Inc. Class A (2)	35	18,512,235

Finance Services - 4.13%
KKR & Co., Inc. Class A	240,000	14,032,800

Hotels & Motels - 5.46%
Park Hotels & Resorts, Inc.	770,000	15,038,100
Penn National Gaming, Inc. (2)	82,500	3,499,650

		18,537,750

National Commercial Bank - 4.21%
JP Morgan Chase & Co.	105,000	14,313,600

Pharmaceutical Preparations - 3.13%
Pfizer, Inc.	205,000	10,612,850

Radio & Tv Broadcasting & Communication Equipment - 4.63%
Qualcomm, Inc.	103,000	15,740,460

Railroads, Line-Haul Operations - 1.70%
Canadian Pacific Railway Ltd.	70,000	5,777,800

Retail-Catalog & Mail-Order Houses - 4.75%
Amazon.com, Inc. (2)	4,950	16,136,752

Security Brokers, Dealers & Exchanges - 14.34%
Goldman Sachs Group, Inc.	147,500	48,689,750

Services-Amusement & Recreation Services - 5.03%
Madison Square Garden Entertainment Corp. Class A (2)	205,000	17,078,550

Services-Computer Programming, Data Processing, Etc. - 6.29%
Meta Platforms, Inc. Class A (2)	96,000	21,346,560

Sporting & Athletic Goods, NEC - 0.06%
American Outdoor Brands, Inc. (2)	15,000	196,950

State Commercial Banks - 3.61%
East West Bancorp, Inc.	155,000	12,248,100

Transportation Equipment - 6.20%
Polaris, Inc.	200,000	21,064,000

Total Common Stock	(Cost $ 160,911,058)	321,368,213

Real Estate Investment Trusts - 4.93%

Brandywine Realty Trust	1,185,000	16,755,900

Total Real Estate Investment Trusts	(Cost $ 12,184,034)	16,755,900

Money Market Registered Investment Companies - 0.50%

First American Government Obligation Fund Class Z, 0.1454% (3)	1,703,635	1,703,635

Total Money Market Registered Investment Companies	(Cost $ 1,703,635)	1,703,635

Total Investments - 100.06%	(Cost $ 174,798,727)	339,827,748

Liabilities in Excess of Other Assets - -.06%		(219,085)

Total Net Assets - 100.00%		339,608,663

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$331,602,342
Level 2 - Other Significant Observable Inputs		8,221,319
Level 3 - Significant Unobservable Inputs		4,087
Total		$339,827,748

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2022.
(4) Fair valued security deemed as Level 3 security.